Note 21 - Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of commitments and contingent liabilities [text block]

Note 21. Commitments and Contingencies

Legal Proceedings

There are no governmental, legal or arbitration proceedings (including any such proceedings which are pending or threatened of which Evaxion is aware) that may have or have had in the recent past (covering the 12 months immediately preceding the date of this annual report), significant effects on Evaxion’s financial position or profitability.

Contractual Obligations

The contractual obligations are similar individually and, in the aggregate, not material to the future financial position, operating profit or cash flow.

At December 31, 2025, the Company had the following contractual commitments which fall due as follows:

	December 31, 2025
	(USD in thousands)
	Contractual cash flows	< 1 year	1– 2 years	2– 5 years	>5 years	Total
		(USD in thousands)
Purchase obligations	$—	$79	$68	$111	$—	$258
Total	$—	$79	$68	$111	$—	$258

The purchase obligations consists of a rental agreement on facility equipment as well as IT & Security services.

At December 31, 2024, the Company had the following contractual commitments which fall due as follows:

	December 31, 2024
	(USD in thousands)
	Contractual cash flows	< 1 year	1– 2 years	2– 5 years	>5 years	Total
		(USD in thousands)
Purchase obligations	$—	$81	$51	$51	$—	$183
Total	$—	$81	$51	$51	$—	$183

The purchase obligations consist of rental agreement on facility equipment as well as IT & Security services.